Financial Statements Schedule: Valuation and Qualifying Accounts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for Impairment of property, plant and equipment [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	$ 194,467	$ 183,179	$ 182,002
Additions charged to expense or deduction of revenue	9,236	12,721	4,843
Deduction/Write-offs/Reversal		(1,433)	(3,666)
December 31	203,703	194,467	183,179
Allowance for Impairment of Obsolescence and Decline in Market Value of Inventories [Member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	105,630	121,586	79,815
Additions charged to expense or deduction of revenue	80,633		41,771
Deduction/Write-offs/Reversal		(15,956)
December 31	186,263	105,630	121,586
Provision for deficiency compensation [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	26,643	4,281	3,463
Additions charged to expense or deduction of revenue	21,495	79,827	11,898
Deduction/Write-offs/Reversal	(14,574)	(57,465)	(11,080)
December 31	33,564	26,643	4,281
Sales for allowance [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	37,123	9,849	9,864
Additions charged to expense or deduction of revenue	112,488	94,641	34,744
Deduction/Write-offs/Reversal	(111,944)	(67,367)	(34,759)
December 31	$ 37,667	$ 37,123	$ 9,849